UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D/A
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                      October 16, 2007 to November 15, 2007


Commission File Number of issuing entity: 333-132375-19


              CWHEQ Revolving Home Equity Loan Trust, Series 2007-B
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-132375


                                   CWHEQ, Inc.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                          Countrywide Home Loans, Inc.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       61-1528591, 38-3756991, 36-4607927
                       ----------------------------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                    19890
--------------------------------------                          ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
     A             [   ]           [   ]           [ x ]
     C             [   ]           [   ]           [ x ]
     EP            [   ]           [   ]           [ x ]
     R1            [   ]           [   ]           [ x ]
     R2            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing
requirements for the past 90 days.   Yes [x]  No [ ]

PART I -DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

        On November 15, 2007 a distribution was made to holders of CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Revolving Home Equity Loan Asset Backed Notes, Series 2007-B.

        The distribution report is attached as Exhibit 99.1 to this Form 10-D/A.

PART II - OTHER INFORMATION

Item 2. Legal Proceedings.

        None.

Item 3. Sales of Securities and Use of Proceeds.

        None.

Item 4. Defaults Upon Senior Securities.

        None.

Item 5. Submission of Matters to a Vote of Security Holders.

        None.

Item 6. Significant Obligors of Pool Assets.

        None.

Item 7. Significant Enhancement Provider Information.

     Incorporated herein by reference to the consolidated financial statements of Financial Security Assurance Inc. and subsidiaries as of September 30, 2007 and for the nine month periods ended September 30, 2007 and September 30, 2006, which are included as Exhibit 99.1 in the Quarterly Report on Form 10-Q of Financial Security Assurance Holdings Ltd. for the period ended September 30, 2007, which was filed with the Securities and Exchange Commission on November 14, 2007 (Securities and Exchange Commission File No. 001-12644).


Item 8. Other Information.

        None.

Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D/A:

        Monthly Statement to Noteholders on November 15, 2007 is filed as
        Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                           CWHEQ Revolving Home Equity Loan Trust, Series 2007-B (Issuing Entity)


Date: March 26, 2008       Countrywide Home Loans, Inc.
                           (Master Servicer)

                    By:    /s/ Darren Bigby
                           ------------------------
                           Darren Bigby

                 Title:    Executive Vice President



EXHIBIT INDEX

Exhibit Number    Description

EX-99.1           Monthly Statement to Noteholders


                                  EXHIBIT 99.1

               COUNTRYWIDE REVOLVING HOME EQUITY LOAN TRUST NOTES
                                 Series 2007-B
                          Distribution Date: 11/15/2007


--------------------------------------------------------------          -------------------------------------------------------
Table of Contents                            Page #                     Trustee Contacts
--------------------------------------------------------------          -------------------------------------------------------
1.  Monthly Distribution Summary                1                       Officer:  Rafael Martinez      713-483-6044
2.  Principal Distribution Detail               2
3.  Interest Distribution Detail                3                       Address:  The Bank of New York Mellon
4.  Bond Factor Detail                          4                                 601 Travis, 16th Floor
5.  Collateral Statement                        5                                 Houston, TX  77002
6.  Payment Waterfall                           6                       -------------------------------------------------------
7.  Distribution Summary & Reconciliation       7                       Countrywide Contacts
8.  Overcollateralization Details               8                       -------------------------------------------------------
9.  Realized Losses                             9                       Contact:  Mortgage Investor Relations   818-225-4444
10. Realized Losses Loan Details             9-11
11. Delinquency Information                    12                       Address:  Countrywide Financial Corporation
12. Foreclosure Loan Details                   13                                 4500 Park Granada
13. REO Loan Details                           14                                 Calabasas, CA 91302
14. Bankruptcy Loan Details                    15                       Email:    CWMIR@countrywide.com
                                                                        -------------------------------------------------------
--------------------------------------------------------------          Issuance Dates
Issuance Information                                                    -------------------------------------------------------
--------------------------------------------------------------          Cutoff Date                                    03/22/07
Sponsor & Master Servicer:  Countrywide Home Loans Inc.                 Record Date                                    11/14/07
                                                                        Determination Date                             11/09/07
Indenture Trustee           Bank of New York Mellon                     First Distribution Date                        05/15/07
Owner Trustee               Wilmington Trust Company
                                                                        Accrual Period 30/360          Begin           10/01/07
Note Insurer                Financial Security Assurance Inc.                                          End             11/01/07
Custodian:                  Treasury Bank, NA                           Number of Days in Accrual Period               30
                                                                        Accrual Period Actual Day      Begin           10/15/07
                                                                                                       End             11/15/07
Underwriter(s):             Countrywide Securities Corporation          Number of Days in Actual Accrual Period        31
--------------------------------------------------------------          -------------------------------------------------------



                 Certificateholder Monthly Distribution Summary
-----------------------------------------------------------------------------------------------------------------------------------
                              Certificate                 Pass                                                Current
                 Class          Rate       Beginning     Through    Principal     Interest      Total         Realized    Ending
Class Cusip      Description    Type        Balance      Rate (%)   Distribution  Distribution  Distribution  Losses      Balance
-----------------------------------------------------------------------------------------------------------------------------------
A   12669XAE4   Senior    Var-Act/360 822,476,500.97   5.241250   17,026,674.59  3,712,082.05  20,738,756.64    0.00  805,449,826.38
EP  12669XAD6   Senior    Fix-30/360            0.00   0.000000            0.00          0.00           0.00    0.00            0.00
R1  12669XAB0   Senior    Fix-30/360            0.00   0.000000            0.00          0.00           0.00    0.00            0.00
R2  12669XAC8   Senior    Fix-30/360            0.00   0.000000            0.00          0.00           0.00    0.00            0.00
C   12669XAA2  Residual   Fix-30/360  825,284,673.79   0.000000            0.00          1.70           1.70    0.00  805,449,826.38
-----------------------------------------------------------------------------------------------------------------------------------
Totals                                822,476,500.97              17,026,674.59  3,712,083.75  20,738,758.34    0.00  805,449,826.38
------------------------------------------------------------------------------------------------------------------------------------

----------------------------------
                     Cumulative
                     Realized
Class      Cusip     Losses
----------------------------------
1A     12669XAE4        0.00
EP     12669XAD6        0.00
R1     12669XAB0        0.00
R2     12669XAC8        0.00
C      12669XAA2        0.00
----------------------------------
Totals                  0.00
----------------------------------




                          Principal Distribution Detail
----------------------------------------------------------------------------------------------------------------------------------
                            Original             Beginning           Net             Current         Ending           Ending
                            Certificate          Certificate         Principal       Realized     Certificate        Certificate
Class          Cusip        Balance              Balance             Distribution     Losses         Balance          Factor
----------------------------------------------------------------------------------------------------------------------------------

A           12669XAE4       950,000,000.00      822,476,500.97      17,026,674.59      0.00      805,449,826.38     0.847841923
EP          12669XAD6                 0.00                0.00               0.00      0.00                   -     0.000000000
R1          12669XAB0                 0.00                0.00               0.00      0.00                   -     0.000000000
R2          12669XAC8               100.00                0.00               0.00      0.00                   -     0.000000000
C           12669XAA2       950,000,000.00      825,284,673.79               0.00      0.00      805,449,826.38     0.847841923
-----------------------------------------------------------------------------------------------------------------------------------
Totals                      950,000,100.00      822,476,500.97      17,026,674.59      0.00      805,449,826.38
-----------------------------------------------------------------------------------------------------------------------------------



                          Interest Distribution Detail
-----------------------------------------------------------------------------------------------------------------------------------
               Beginning          Pass                                      Total         Net Rate                       Net Rate
              Certificate        Through     Effective       Current       Interest       Carryover      Interest        Carryover
Class           Balance           Rate (%)    Coupon (%)     Interest        Due          Paid            Paid           After Dist.
-----------------------------------------------------------------------------------------------------------------------------------
A         822,476,500.97         5.241250    5.241250   3,712,082.05       3,712,082.05     0.00        3,712,082.05       0.00
EP                  0.00         0.000000    0.000000           0.00               0.00     0.00                0.00       0.00
R1                  0.00         0.000000    0.000000           0.00               0.00     0.00                0.00       0.00
R2                  0.00         0.000000    0.000000           0.00               0.00     0.00                0.00       0.00
C         825,284,673.79         0.000000    0.000002           0.00               0.00     0.00                1.70       0.00
-----------------------------------------------------------------------------------------------------------------------------------
Totals    822,476,500.97                                3,712,082.05       3,712,082.05     0.00        3,712,083.75       0.00
-----------------------------------------------------------------------------------------------------------------------------------


                          Current Payment Information
                               Factors per $1,000
----------------------------------------------------------------------------------------------------------------------------------
                           Original       Beginning Cert                                       Ending Cert.         Pass
                         Certificate       Certificate      Principal        Interest          Certificate          Through
Class    Cusip             Balance           Balance      Distribution      Distribution         Balance            Rate (%)
----------------------------------------------------------------------------------------------------------------------------------
A       12669XAE4      950,000,000.00   865.764737863       17.922815358      3.907454789       847.841922505        5.241250
EP      12669XAD6                0.00     0.000000000        0.000000000      0.000000000         0.000000000        0.000000
R1      12669XAB0                0.00     0.000000000        0.000000000      0.000000000         0.000000000        0.000000
R2      12669XAC8              100.00     0.000000000        0.000000000      0.000000000         0.000000000        0.000000
C       12669XAA2      950,000,000.00   868.720709253        0.000000000      0.000001789       847.841922505        0.000000
----------------------------------------------------------------------------------------------------------------------------------
Totals                 950,000,100.00   865.764646730       17.922813471      3.907456168       847.841833259
----------------------------------------------------------------------------------------------------------------------------------



Collateral Statement
----------------------
Beginning Loan Count                                                                                                13,114
Ending Loan Count                                                                                                   13,530

Beginning Collateral Balance                                                                                825,284,673.79
Principal Collected                                                                                         -20,342,633.95
Repurchased Principal                                                                                          -993,690.96
Charge-Offs                                                                                                  -8,760,556.64
Additional Balances                                                                                          10,262,034.14
Ending Collateral Balance                                                                                   805,449,826.38

Net Interest Collected                                                                                        6,261,857.86
Principal Collected Net of Additional Balances                                                               11,074,290.77
Charged-off Loan Proceeds                                                                                        16,614.73
Servicer Remittance                                                                                          17,352,763.36

Master Servicer Fees                                                                                            343,868.61
Owner Trustee Fee                                                                                                     0.00
Indenture Trustee Fee                                                                                                 0.00
Loan Mortgage Insurance                                                                                               0.00
Bond Insurance Premium                                                                                           82,247.65

Floating Allocation Percentage                                                                                      100.00%
Investor Interest Collections                                                                                 6,261,857.86
Transferor Interest Collections                                                                                       0.00

Investor Principal Collections                                                                               11,074,290.77
Transferor Principal Collections                                                                                      0.00

Average Daily Loan Balance                                                                                  825,723,415.54
Weighted Average Daily Line of Credit                                                                           162,952.84
Weighted Average Daily Coupon                                                                                       9.645%
Weighted Average Daily Net Coupon                                                                                   9.146%
Weighted Average Daily Margin                                                                                       1.896%

Balance of Loans with Credit Limit Modification                                                                       0.00
Balance of Loans with Margin Modification                                                                             0.00
Balance of Loans with Credit Limit and Margin Modifications                                                           0.00

Rapid Amortization Event                                                                NO
Rapid Amortization Period                                                               NO


Payments
----------------------

Section 8.03(a) Investor Interest Collections

(i) Owner Trustee and Intenture Trustee Fees                                                                          0.00
(i) Insurance Premium                                                                                            82,247.65
(iii) Aggregate Investor Interest                                                                             3,712,082.05
(iv) Investor Loss Amounts                                                                                    5,935,769.09

(v) Unreimbursed Credit Enhancement Draws                                                                             0.00
(vi) Accelerated Principal Payment Amount                                                                             0.00
(vii) Credit Enhancer Payments                                                                                        0.00

(viii) Master Servicer Payments pursuant to SSA                                                                       0.00
(ix) Basis Risk Carryforward Payment                                                                                  0.00
(x) Remaining, to the Transferor                                                                                      0.00

Section 8.03(b) Principal Collections

Net Draw Payment to R1                                                                                                0.00
Scheduled Principal Payment                                                                                  11,074,290.77
Overcollateralization Step Down Amount                                                                                0.00

Section 8.03(c) Subordinate Collections

Unpaid Owner Trustee and Indenture Trustee Fees                                                                       0.00
Unpaid Insurance Premiums                                                                                             0.00
Unpaid Aggregate Investor Interest                                                                                    0.00
Unpaid Investor Loss Amounts                                                                                          0.00

Transferor Interest Collections Paid                                                                                  0.00
Transferor Principal Paid                                                                                             0.00

Section 8.03(g) Charged-off Loan Proceeds

(i) Unreimbursed Credit Enhancement Draws                                                                             0.00
(ii) Investor Loss Amount and class R1 payment                                                                   16,614.73
(iii) to Class E-P                                                                                                    0.00

Total Payments                                                                                               20,821,004.29


Distribution Summary & Reconciliation
-------------------------------------

Distribution Summary

Investor Loss Amount                                                                                          5,952,383.82
Accelerated Principal                                                                                                 0.00
Scheduled Principal Payment Amount                                                                           11,074,290.77
Total Class A Principal Payment                                                                              17,026,674.59

One-Month Libor                                                                                                   5.09125%
Class A Margin                                                                                                    0.15000%
Interest Formula Interest Rate                                                                                    5.24125%
Maximum Class Interest Rate                                                                                       8.69584%
Class Coupon                                                                                                      5.24125%

Aggregate Investor Interest                                                                                   3,712,082.05
Basis Risk Payments                                                                                                   0.00
Interest Shortfall Paid                                                                                               0.00
Total Class A Interest Payment                                                                                3,712,082.05

Total Class A Payments                                                                                       20,738,756.64

Transferor Interest Collections                                                                                       0.00
Transferor Principal Collections                                                                                      0.00
Additional Balances                                                                                                   0.00
Remaining Investor Interest Collections                                                                               0.00
Overcollateralization Step-Down Amount                                                                                0.00
Earnings from Basis Risk Reserve                                                                                      1.70
Total Trans Class Payment                                                                                             1.70

Servicer Reconciliation

Servicer Remittance                                                                                          17,352,763.36
Earnings from Basis Risk Reserve                                                                                      1.70
Credit Enhancement Draw Amount                                                                                3,468,240.93
Insurance Premium                                                                                               -82,247.65
Reimubursement of Credit Enhancement Draw Amount                                                                      0.00
Total Class Payments                                                                                        -20,738,758.34
Remaining                                                                                                             0.00


Overcollateralization Details
------------------------------

Step Down Reached on November 2009                                                                     NO

Step Down Trigger Tests

Current Delinquency Rolling Average Rate [ 60+ (Delinquency, REO, Foreclosure)]                    2.778%
Current Delinquency Rolling Trigger Threshold                                                      4.500%
Delinquency Rate Step Down Event in Effect?                                                            NO

Current Cumulative Loss Percentage                                                                 1.359%
Cumulative Loss Test Trigger Threshold                                                           100.000%
Cumulative Loss Step Down Test in Effect?                                                              NO

Step Down Trigger Test in Effect? ( Either one of Above Step Down Tests Fails )                        NO

Required Transferor Subordinate Amount

Original Note Balance                                                                                         950,000,000.00
Ending Loan Group Balance                                                                                     805,449,826.38
OC Floor ( 0.50%*Orig. Note Balance )                                                                           4,750,000.00

Prior to Step-Down Date, [2.95%*Orig Note Bal ]                                                                33,725,000.00
After Step-Down Date, [0.50%*Orig Balance MAX 5.9% End Balance ]                                               47,521,539.76

If Trigger Step Down Event Pursuant to its Respective Threshold  [ Last Month's RTSA ]                         28,025,000.00

Final Subordinate Transferor Requirement                                                                       28,025,000.00

Overcollateralization Details

OC Beginning Amount                                                                                            -5,952,383.82
OC Requirement                                                                                                 28,025,000.00
OC Deficiency Beginning                                                                                        33,977,383.82
OC Excess                                                                                                               0.00
OC Reduction                                                                                                            0.00

OC Ending Amount                                                                                                        0.00
OC Deficiency Ending                                                                                           28,025,000.00

Excess Interest ( Investor Interest - Owner Trustee Fee - Indenture Trustee Fee - Premium - Note Interest )     2,467,528.16


Credit Enhancement Draw Details
-------------------------------

Unreimbursed Credit Enhancement Draws                                                                                   0.00
Interest on Unreimbursed Draws                                                                                          0.00
Additional Draws                                                                                                3,468,240.93
Reimbursement of Draws                                                                                                 -0.00
Remaining Credit Enhancement Draws                                                                              3,468,240.93

If Aggregate Credit Enhancement Draws exceed
1% of Original Note Balance then Rapid
Amortization Event is in Effect

Aggregate Credit Enhancement Draws                                                                              3,468,240.93
1% of Original Note Balance                                                                                     9,500,000.00


Additional Details
---------------------

Net Draws                                                                                                               0.00
Net Draws Principal Payment                                                                                             0.00
Remaining Net Draws                                                                                                     0.00

Charged-off Loan Proceeds                                                                                          16,614.73

Realized Losses
----------------

Investor Loss Amounts                                                                                           5,952,383.82
Investor Loss Amounts Paid                                                                                      5,952,383.82
Investor Loss Amounts Unpaid                                                                                            0.00

Current Realized Principal Losses                                                                               8,760,556.64
Cumulative Realized Principal Losses                                                                           12,910,816.48
Current CDR                                                                                                         12.142%



--------------
Loss Details
----------------------------------------------------------------------------------------------------------------------
Loan ID         Liquidation       Liquidation      Realized       Previous    Current                   Post
                Balance           Proceeds           Loss         Status    Non Rate       State      Recovery Losses
----------------------------------------------------------------------------------------------------------------------
Group I

149729236         140,000.00         0.00         140,000.00      DEL         10.250           FL         0.00
  3947229          20,000.00         0.00          20,000.00      DEL         10.250           AZ         0.00
 20465505          94,900.00         0.00          94,900.00      DEL         13.500           NV         0.00
127164421          74,250.00         0.00          74,250.00      DEL         11.375           NY         0.00
141295163          38,800.00         0.00          38,800.00      DEL         11.875           FL         0.00

144929864         500,000.00         0.00         500,000.00      DEL         11.000           FL         0.00
147863288          55,475.00         0.00          55,475.00      DEL         12.850           CA         0.00
148701407         126,178.76         0.00         126,178.76      DEL         12.825           FL         0.00
148736643          71,350.00         0.00          71,350.00      DEL         13.375           VA         0.00
149043598          66,000.00         0.00          66,000.00      DEL         10.125           CA         0.00

149146627          51,300.00         0.00          51,300.00      DEL         10.000           CO         0.00
149435399         200,000.00         0.00         200,000.00      DEL         11.875           IL         0.00
157115960         165,988.88         0.00         165,988.88      DEL         14.750           CA         0.00
157439919          32,000.00         0.00          32,000.00      DEL          9.375           MA         0.00
157507570          73,000.00         0.00          73,000.00      DEL         10.000           CA         0.00

157526556         126,000.00         0.00         126,000.00      DEL         12.500           CA         0.00
157566915          62,000.00         0.00          62,000.00      DEL         10.000           FL         0.00
157633336          82,000.00         0.00          82,000.00      DEL         13.375           NJ         0.00
157661422         132,000.00         0.00         132,000.00      DEL         11.750           IL         0.00
157671823         550,000.00         0.00         550,000.00      DEL         12.750           CA         0.00

157846607          22,500.00         0.00          22,500.00      DEL         13.125           MI         0.00
157890516          16,000.00         0.00          16,000.00      DEL         12.500           CA         0.00
157914724         144,800.00         0.00         144,800.00      DEL         13.000           CA         0.00
157955408         122,500.00         0.00         122,500.00      DEL         11.250           CA         0.00
158073513          83,274.00         0.00          83,274.00      DEL         10.500           CO         0.00

158223515          63,000.00         0.00          63,000.00      DEL         11.250           FL         0.00
158229499         187,500.00         0.00         187,500.00      DEL         10.375           CA         0.00
158304622         142,800.00         0.00         142,800.00      DEL         10.875           CA         0.00
158320774         112,500.00         0.00         112,500.00      DEL          7.750           KY         0.00
158325627         270,000.00         0.00         270,000.00      DEL         11.750           CA         0.00

158363936          35,800.00         0.00          35,800.00      DEL         11.250           FL         0.00
158388176         220,500.00         0.00         220,500.00      DEL         11.875           CA         0.00
158437333         278,750.00         0.00         278,750.00      DEL         10.250           CA         0.00
158789409          77,950.00         0.00          77,950.00      DEL         11.625           CA         0.00
158790481         440,000.00         0.00         440,000.00      DEL          9.750           CA         0.00

158899639          87,900.00         0.00          87,900.00      DEL         11.500           CA         0.00
158942237          14,000.00         0.00          14,000.00      DEL         15.875           FL         0.00
158977325         272,200.00         0.00         272,200.00      DEL         12.750           CA         0.00
159013378         525,000.00         0.00         525,000.00      DEL         10.250           FL         0.00
159080340         330,000.00         0.00         330,000.00      DEL          9.750           CO         0.00

159103853         137,000.00         0.00         137,000.00      DEL         11.750           WI         0.00
159306556          58,980.00         0.00          58,980.00      DEL          9.375           CA         0.00
159577576         561,000.00         0.00         561,000.00      DEL          9.250           CA         0.00
163447728          25,440.00         0.00          25,440.00      DEL          9.750           FL         0.00
163527656          80,000.00         0.00          80,000.00      DEL         12.500           NJ         0.00

163858636          64,120.00         0.00          64,120.00      DEL         12.000           CT         0.00
163966311         149,400.00         0.00         149,400.00      DEL         10.875           FL         0.00
164254562         137,000.00         0.00         137,000.00      DEL         12.000           FL         0.00
164259810         119,000.00         0.00         119,000.00      DEL         12.125           CA         0.00
164271444          97,000.00         0.00          97,000.00      DEL         11.500           AZ         0.00

164358044          71,000.00         0.00          71,000.00      DEL         11.250           NJ         0.00
164364053         116,250.00         0.00         116,250.00      DEL         12.875           MI         0.00
164439715          40,000.00         0.00          40,000.00      DEL          9.250           FL         0.00
164591736          90,000.00         0.00          90,000.00      DEL         11.250           FL         0.00
164641408         301,500.00         0.00         301,500.00      DEL         14.000           GA         0.00

164901091         180,000.00         0.00         180,000.00      DEL         14.000           GA         0.00
165070021          37,650.00         0.00          37,650.00                  11.375           FL         0.00
165779843         387,000.00         0.00         387,000.00      DEL         11.500           GA         0.00

------------------------------------------------------------------------------------------------------------------------



Delinquency Status
-------------------

Group 1 - Delinquency Status

------------------------------  ------------------------------   ----------------------------    ---------------------------------
          DELIQUENT                     BANKRUPTCY                      FORECLOSURE                            REO
------------------------------  ------------------------------   ----------------------------    ---------------------------------
                     Scheduled                       Scheduled                      Scheduled                         Scheduled
     Days   Count      Balance       Days   Count      Balance      Days    Count     Balance       Days     Count      Balance
                                     1 - 29     2     172,816       1 - 29     0            0       1 - 29     0           0
  30 - 59    233     20,857,271     30 - 59     1      39,800      30 - 59     0            0      30 - 59     0           0
  60 - 89    125     11,530,131     60 - 89     5     277,621      60 - 89     0            0      60 - 89     0           0
 90 - 179    200     21,132,125    90 - 179    12     652,302     90 - 179     2      149,928     90 - 179     3      94,600
180 - 269      0              0   180 - 269     0           0    180 - 269     0            0    180 - 269     0           0
270 - 359      0              0   270 - 359     0           0    270 - 359     0            0    270 - 359     0           0
     360+      0              0        360+     0           0         360+     0            0         360+     0           0
------------------------------  ------------------------------   ----------------------------    ---------------------------------
             558     53,519,527                20   1,142,539                  2      149,928                  3      94,600
------------------------------  ------------------------------   ----------------------------    ---------------------------------

---------------------------------
           TOTAL
---------------------------------
                        Scheduled
   Days      Count       Balance
    1 - 29           2     172,816
   30 - 59         234  20,897,071
   60 - 89         130  11,807,752
  90 - 179         217  22,028,955
 180 - 269           0           0
 270 - 359           0           0
      360+           0           0
 ---------------------------------
                   583  54,906,594
 ---------------------------------


------------------------------  ------------------------------   ----------------------------    ---------------------------------
          DELIQUENT                     BANKRUPTCY                      FORECLOSURE                            REO
------------------------------  ------------------------------   ----------------------------    ---------------------------------
                     Scheduled                       Scheduled                      Scheduled                         Scheduled
     Days   Count      Balance       Days   Count      Balance      Days    Count     Balance       Days     Count      Balance
                                    1 - 29    0.015%    0.021%      1 - 29   0.000%    0.000%       1 - 29  0.000%      0.000%
  30 - 59    1.722%      2.527%    30 - 59    0.007%    0.005%     30 - 59   0.000%    0.000%      30 - 59  0.000%      0.000%
  60 - 89    0.924%      1.397%    60 - 89    0.037%    0.034%     60 - 89   0.000%    0.000%      60 - 89  0.000%      0.000%
 90 - 179    1.478%      2.561%   90 - 179    0.089%    0.079%    90 - 179   0.015%    0.018%     90 - 179  0.022%      0.011%
180 - 269    0.000%      0.000%  180 - 269    0.000%    0.000%   180 - 269   0.000%    0.000%    180 - 269  0.000%      0.000%
270 - 359    0.000%      0.000%  270 - 359    0.000%    0.000%   270 - 359   0.000%    0.000%    270 - 359  0.000%      0.000%
     360+    0.000%      0.000%       360+    0.000%    0.000%        360+   0.000%    0.000%         360+  0.000%      0.000%
------------------------------  ------------------------------   ----------------------------    ---------------------------------
             4.124%      6.485%               0.148%    0.138%               0.015%    0.018%               0.022%      0.011%
------------------------------  ------------------------------   ----------------------------    ---------------------------------


---------------------------------
           TOTAL
---------------------------------
                        Scheduled
   Days      Count       Balance

    1 - 29     0.015%      0.021%
   30 - 59     1.729%      2.532%
   60 - 89     0.961%      1.431%

  90 - 179     1.604%      2.669%
 180 - 269     0.000%      0.000%
 270 - 359     0.000%      0.000%
      360+     0.000%      0.000%
--------------------------------
               4.309%      6.653%
--------------------------------
Note: Beginning with the remittance report of 11/15/07 forward, the delinquency buckets above do not include Bankruptcies, Foreclosures and REOs.



                            Foreclosure Loan Details
---------------------------------------------------------------------------------------------------------------------
                                  Current           Current      Original                    Property        Lien
   Loan ID         Status          Balance         Note Rate     LTV         State           Type            Status
---------------------------------------------------------------------------------------------------------------------
Group I
  164722332         New         49,928.29          8.000        69.52%           WA      Low-Rise Condo      Second
  159233429         New        100,000.00          8.500        67.15%           AZ                 PUD      Second
  New Total                    149,928.29
--------------------------------------------------------------------------------------------------------------------


                                REO Loan Details
---------------------------------------------------------------------------------------------------------------------
                                  Current           Current      Original                    Property        Lien
   Loan ID         Status          Balance         Note Rate     LTV         State           Type            Status
---------------------------------------------------------------------------------------------------------------------
Group I
 158293797          New         34,600.00         14.375         100.00%        MI       Single Family      Second
 157922021          New         36,000.00          9.750         100.00%        CO       Single Family      Second
 New Total                      70,600.00

 157405714     Existing         24,000.00         15.250         100.00%        MI       Single Family      Second
 Exist Total                    24,000.00
     Total                      94,600.00
---------------------------------------------------------------------------------------------------------------------



                            Bankruptcy Loan Details
---------------------------------------------------------------------------------------------------------------------
                                  Current           Current      Original                    Property        Lien
   Loan ID         Status          Balance         Note Rate     LTV         State           Type            Status
---------------------------------------------------------------------------------------------------------------------
Group I
   157843911           New         63,500.00         10.000      90.00%           GA       Single Family      Second
   157578844           New         25,780.00         12.250     100.00%           NC       Single Family      Second
   114787157           New        114,866.75         10.875      94.52%           CA                 PUD      Second
     9826657           New         93,750.00         11.500      95.00%           SC      Low-Rise Condo      Second
   136618757           New         59,874.67         11.750      81.46%           TN       Single Family      Second
     5488458           New        100,000.00         10.250      90.00%           MS       Single Family      Second
   164490785           New         21,800.00         10.000      87.79%           CA       Single Family      Second
   163940679           New         39,800.32          8.750      79.95%           MN       Single Family      Second
   New Total                      519,371.74
   164442163      Existing         37,500.00          8.750      95.00%           ID                 PUD      Second
   163805532      Existing         18,947.00         12.125      89.83%           TX       Single Family      Second
   159155898      Existing         66,968.35         11.250     100.00%           IL      Low-Rise Condo      Second
   158807210      Existing         70,000.00         10.750      90.00%           FL       Single Family      Second
   158503034      Existing         49,196.27         11.750     100.00%           AZ                 PUD      Second
   158404351      Existing         69,000.00          8.750     100.00%           PA                 PUD      Second
   158127534      Existing         21,764.42          9.250      90.00%           FL      Low-Rise Condo      Second
   158109565      Existing        123,619.88          9.750      99.64%           CO       Single Family      Second
   157783273      Existing         28,932.59         10.625      90.00%           FL       Single Family      Second
   157690411      Existing          8,490.00         11.250      90.00%           PA       Single Family      Second
   157103962      Existing        100,438.29         11.000      89.97%           WA       Single Family      Second
   131435603      Existing         28,310.68         13.375      99.10%           MD       Single Family      Second
---------------------------------------------------------------------------------------------------------------------
 Exist Total                      623,167.48
       Total                    1,142,539.22
--------------------------------------------------------------------------------------------------------------------
